Subsequent events (Details) $ in Millions	Aug. 10, 2026 USD ($)
Ordinary Shares | Non-adjusting Events After Reporting Period
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from issuing shares	$ 75.0